2. Summary of significant accounting policies (Details Narrative 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY
Research and Development Costs	$ 631	$ 427	$ 930	21,796	15,018	14,890	4,981	3,893
Advertising and promotional expenses	$ 44	$ 12	$ 21	11	25	26